Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net Income (Loss)		$ (61,705,741)	$ 27,600,800		$ 60,141,212
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Cost of securities purchased		(1,706,093,799)	(3,297,920,688)		(4,621,990,413)
Proceeds from securities sold and matured		2,096,851,670	3,531,890,948		4,514,389,568
Cost of affiliated investments purchased		(1,045,572,170)	(583,834,074)
Proceeds from affiliated investments sold		968,029,450	580,047,762
Net accretion of discount on United States Treasury Obligations		(4,793,315)	(2,271,490)		(336,658)
Net realized (gain) loss on United States Treasury Obligations and Affiliated Investments		7,094	(3,553)		(2,884)
Net change in unrealized (gain) loss on United States Treasury Obligations, Affiliated Investments and Currency Futures Contracts		331,991	59,876		10,497,926
Cash transfer to Commodity Broker to satisfy variation margin requirements (Note 4)					55,249,567
Cash received (paid) to Commodity Broker to satisfy open variation margin, net (Note 4)					(46,172,954)
Change in operating assets and liabilities:
Variation margin- Currency Futures Contracts		(739,851)	8,004,212		(4,489,462)
Dividends from affiliates		(5,890)	(16,819)
Management fee		(171,711)	(195,719)		82,812
Brokerage commissions and fees		302	382		(1,246)
Net cash provided by (used for) operating activities		246,138,030	263,361,637		(32,632,532)
Cash flows from financing activities:
Distributions paid to Shareholders		(538,669)
Proceeds from purchases of Shares		392,781,258	629,567,756		1,924,757,103
Redemption of Shares		(638,919,288)	(944,874,133)		(1,858,289,353)
Increase in payable for amount due to custodian, net		538,669	1,000
Net cash provided by (used for) financing activities		(246,138,030)	(315,305,377)		66,467,750
Net change in cash			(51,943,740)		33,835,218
Cash at beginning of period			51,943,740	[1]	18,108,522	[2]
Cash at end of period	[1]				51,943,740
Supplemental disclosure of cash flow information
Cash paid for interest		$ 9,086	$ 14,496		$ 25,211

[1]	Cash at December 31, 2017, 2016 and 2015 reflects cash held by the Custodian.
[2]	Cash at December 31, 2014 reflects cash held by the Predecessor Commodity Broker.